Changes in the scope of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2018
Changes in the scope of the consolidated financial statements [Abstract]
Amount of assets and liabilities integrated at the effective acquisition date
The amount of assets and liabilities integrated at the effective acquisition date for the aggregated change in scope is shown in the following table:

Asset Acquisition for the year ended December 31, 2018
Concessional assets (Note 6)	155,909
Investments carried under the equity method (Note 7)	1
Current assets	5,646
Project debt long term (Note 15)	(79,016)
Deferred tax liabilities (Note 18)	(590)
Project debt short term (Note 15)	(2,346)
Other current and non-current liabilities	(3,000)
Asset acquisition - purchase price	(76,604)
Net result of the asset acquisition	-